HCR ManorCare Acquisition	12 Months Ended
Dec. 31, 2011
HCR ManorCare Acquisition
HCR ManorCare Acquisition

(3) HCR ManorCare Acquisition

        On April 7, 2011, the Company completed its acquisition of substantially all of the real estate assets of HCR ManorCare, Inc. ("HCR ManorCare"), for a purchase price of $6.0 billion (the "HCR ManorCare Acquisition"). The purchase price consisted of the following: (i) $4 billion in cash consideration; and (ii) $2 billion representing the fair value of the Company's HCR ManorCare debt investments that were settled as part of this acquisition. Through this transaction, the Company acquired 334 HCR ManorCare post-acute, skilled nursing and assisted living facilities. The facilities are located in 30 states, with the highest concentrations in Ohio, Pennsylvania, Florida, Illinois and Michigan. A wholly-owned subsidiary of HCR ManorCare operates the assets pursuant to a long-term triple-net master lease agreement supported by a guaranty from HCR ManorCare. Additionally, the Company exercised its option to purchase an ownership interest of HCR ManorCare for $95 million that represented a 9.9% equity interest at closing.

        The HCR ManorCare Acquisition total purchase price is as follows (in thousands):

April 7, 2011
Payment of aggregate cash consideration, net of cash acquired	$3,801,624
HCP's loan investments in HCR ManorCare's debt settled at fair value(1)	1,990,406
Assumed HCR ManorCare accrued liabilities at fair value(2)	224,932

Total purchase consideration	$6,016,962

Legal, accounting and other fees and costs(3)	$26,839

(1)
The Company recognized a gain of approximately $23 million, included in interest income, which represents the fair value of the Company's existing mezzanine and mortgage loan investments in HCR ManorCare in excess of its carrying value on the acquisition date.

(2)
In August 2011, the Company paid or refunded these amounts to certain taxing authorities or the seller. These August 2011 cash payments are included in the "cash used in the HCR ManorCare Acquisition, net of cash acquired" that is presented in the consolidated statements of cash flows under investing activities.

(3)
Represents estimated fees and costs of $15.5 million and $11.3 million that were expensed and included in general and administrative expense and interest expense, respectively. These charges are directly attributable to the transaction and represent non-recurring costs.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date of April 7, 2011 (in thousands):

Assets acquired
Net investments in direct financing leases	$6,002,074
Cash and cash equivalents	6,996
Intangible assets	14,888

Total assets acquired	6,023,958

Total liabilities assumed	224,932

Net assets acquired	$5,799,026

        In connection with the HCR ManorCare Acquisition, the Company entered into a credit agreement for a 365-day bridge loan facility (from funding to maturity) in an aggregate amount of up to $3.3 billion. In March 2011, the Company terminated this bridge loan facility in accordance with its terms; consequently, the Company incurred a charge of $11.3 million related to the write-off of unamortized loan fees associated with this bridge loan commitment that is included in interest expense.

        The assets and liabilities of the Company's investments related to HCR ManorCare and the related results of operations are included in the consolidated financial statements from the April 7, 2011 acquisition date. From the acquisition date to March 31, 2012, the Company has recognized revenues and earnings from its investments related to HCR ManorCare of $411.8 million and $456.8 million, respectively.

  Pro Forma Results of Operations

        The following unaudited pro forma consolidated results of operations assume that the HCR ManorCare Acquisition, including the Company's ownership interest in the operations of HCR ManorCare, was completed as of January 1 for each of the periods presented below (in thousands, except per share amounts):

	Year Ended December 31,
	2011	2010
Revenues	$1,820,057	$1,703,568
Net income	655,352	745,119
Net income applicable to HCP, Inc.	639,749	731,433
Basic earnings per common share	$1.52	$1.86
Diluted earnings per common share	1.51	1.85